Investments accounted for using the equity method	12 Months Ended
Dec. 31, 2022
Interests In Other Entities [Abstract]
Investments accounted for using the equity method	Investments accounted for using the equity method
Investments accounted for using the equity method comprise associates and joint ventures (see Note B.1.), and are set forth below.

(€ million)	% interest	2022	2021	2020
EUROAPI(a)	30.1	392	—	—
Infraserv GmbH & Co. Höchst KG(b)	31.2	97	80	72
MSP Vaccine Company(c)	50.0	104	88	44
Other investments	—	84	82	85
Total		677	250	201
(a)     Following the distribution in kind and the acquisition of an equity interest by EPIC Bpifrance, Sanofi holds 30.1% of the capital of EUROAPI (see Note B.1.).
(b) Joint venture.
(c) Joint venture. MSP Vaccine Company owns 100% of MCM Vaccine B.V.
The table below shows Sanofi’s overall share of (i) profit or loss and (ii) other comprehensive income from investments accounted for using the equity method, showing the split between associates and joint ventures in accordance with IFRS 12 (the amounts for each individual associate or joint venture are not material):

	2022		2021		2020
(€ million)	Joint ventures	Associates	Joint ventures	Associates	Joint ventures	Associates
Share of profit/(loss) from investments accounted for using the equity method	74	(6)	26	13	4	355	(a)
Share of other comprehensive income from investments accounted for using the equity method	(2)	(3)	(6)	—	8	(311)
Total	72	(9)	20	13	12	44
(a) Includes €343 million for Sanofi's share of the net income of Regeneron up to and including May 29, 2020 (see Note D.2.2.).

The financial statements include arm’s length commercial transactions between Sanofi and some equity-accounted investments that are classified as related parties. The principal transactions and balances with related parties are summarized below:

(€ million)	2022	(b)	2021	2020
Sales	131		70	75
Royalties and other income(a)	81		66	97
Accounts receivable and other receivables	174		116	50
Purchases and other expenses (including research expenses)(a)	477		178	747
Accounts payable and other payables	132		28	15
(a) For 2020, these amounts include transactions between Sanofi and Regeneron for the period from January 1 through May 29, 2020. The table above does not include the repurchase by Regeneron of its own shares from Sanofi (see Note D.2.2.).
(b) In 2022, these items include Sanofi's transactions with EUROAPI from May 10, 2022 (see Note D.1.).

There were no funding commitments to associates and joint ventures as of December 31, 2022, December 31, 2021 or December 31, 2020.
For off balance sheet commitments of an operational nature involving joint ventures, see Note D.21.1.